Convertible Debentures - Schedule of Debentures Deferred Financing Costs (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest Expense [Line Items]
Accretion of debt discount	$ (25,175)	$ (41,737)
Financing costs	(1,746)	(4,195)
Foreign exchange loss on debenture	(4,217)
Extinguishment of conversion feature		66,679
Financing costs, total	$ (31,138)	$ 20,747